Document and Entity Information	Sep. 21, 2021
Registrant CIK	0001267919
Fiscal Year End	--12-31
Document Type	8-K
Document Period End Date	Sep. 21, 2021
Document Effective Date	Sep. 21, 2021
Entity Registrant Name	SIGNATURE DEVICES INC
Entity Incorporation, State or Country Code	WY
Entity File Number	000-53349
Entity Tax Identification Number	87-2230335
Entity Address, Address Line One	30 Shadow Brook Lane
Entity Address, City or Town	Lander
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82520
Entity Address, Address Description	Address of principal executive oﬃces
City Area Code	650
Local Phone Number	654-4800
Phone Fax Number Description	Registrant’s telephone number, including area code
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Former Address
Entity Address, Address Line One	30 N. Gould Street
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
Entity Address, Address Description	Former name or former address, if changed since last report.
Entity Address, Address Line Two	Suite 5187